Note 7 - Share Capital	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7.	Share capital:

The Company has authorized share capital of an unlimited number of common voting shares.

(a)	Equity issuances:

(i)	2017 Share purchase agreement

On
October 27, 2017,
we entered into the
2017
Aspire Purchase Agreement, which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of
$15,500,000
of Common Shares over approximately
30
months. During the year ended
December 31, 2017,
and pursuant to the terms of the Aspire Purchase Agreement, Aspire Capital purchased
357,143
Common Shares for gross proceeds of
$500
thousand (
$324
thousand net of cash share issue costs) and we also issued
321,429
Common Shares to Aspire Capital in consideration for entering into the Aspire Purchase Agreement. On a cumulative basis to
March 31, 2018,
the Company has raised a total of
$9.4
million gross proceeds under the Aspire Purchase Agreement, the total amount that was available under the Agreement.

During the
three
months ended
March 31, 2018,
the Company issued
3,200,000
common shares under the Aspire Purchase Agreement at an average price of
$2.77
per share for gross and net proceeds of approximately
$8.9
million.

(ii)	At-The-Market (“ATM”) Facility

On
April 2, 2015,
Aptose entered into an at-the-market (“ATM”) equity facility with Cowen and Company, LLC, acting as sole agent. Under the terms of the ATM, Aptose was permitted to sell Common Shares having an aggregate offering value of
$20
million on NASDAQ. The ATM expired on
December 29, 2017,
and as at that date the Company had issued a cumulative
$20
million of Common Shares pursuant to this facility.

During the
three
months ended
March 31, 2017,
the Company issued
3,222,009
common shares under the ATM at an average price of
$1.18
per share for gross proceeds of
$3.81
million (
$3.68
million net of share issue costs). Costs associated with the proceeds included a
3%
cash commission as well as legal and accounting fees.

(b)	Loss per share:

Loss per common share is calculated using the weighted average number of common shares outstanding and is presented in the table below:

(in thousands)	Three months ended March 31, 2018	Three months ended March 31, 2017

Net loss	$(6,814)	$(3,292)
Weighted-average common shares – basic and diluted	29,042	17,399
Net loss per share – basic and diluted	$(0.23)	$(0.19)

The effect of any potential exercise of the Company’s stock options outstanding during the three
month periods ended
March 31, 2018
and
March 31, 2017
has been excluded from the calculation of diluted loss per common share as it would be anti-dilutive.